RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with SFL in the six months ended June 30, 2022 and June 30, 2021 are as follows;

(in thousands of $)	2022	2021
Charter hire charged (principal and interest)	1,980	3,942
Lease interest expense	872	2,002
Contingent rental income	(623)	(1,624)
Remaining lease obligation	—	52,444

Schedule of related party receivables and payables
A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2022 and June 30, 2021 are as follows:

(in thousands of $)	2022	2021
Seatankers Management Co. Ltd	313	1,641
SFL	1,863	2,668
Golden Ocean	1,593	2,409
Flex LNG Ltd	687	929
Seatankers Management Norway AS	(285)	(344)
Seadrill Limited	—	137
Archer Limited	—	74
Alta Trading UK Limited	—	1,018
Avance Gas	1,110	1,207
TFG Marine	417	386
Front Ocean Management	(954)	—
Other related parties	9	90

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily of rental for office space and support staff costs.

Related party balances
A summary of balances due from related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
SFL	3,884	3,886
Seatankers Management Co. Ltd	1,117	1,546
Archer Limited	39	30
Alta Trading UK Limited	81	280
Golden Ocean	5,303	3,376
Seadrill Limited	—	625
Flex LNG Ltd	335	425
Avance Gas	739	737
TFG Marine	208	199
Front Ocean Management	478	402
Other related parties	92	170
	12,276	11,676

A summary of balances due to related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
SFL	11,535	6,878
Seatankers Management Co. Ltd	1,867	2,226
Avance Gas	951	334
Flex LNG Ltd	785	191
Golden Ocean	7,229	6,016
TFG Marine	27,619	20,605
Archer Limited	9	—
Front Ocean Management	76	—
Other	4	—
	50,075	36,250